Commitments (Tables)	12 Months Ended
Mar. 31, 2019
Additional information [abstract]
Disclosure of finance lease and operating lease by lessee [text block]
The future minimum lease payments in respect of land and buildings under non-cancellable operating leases are as follows:

	March 31, 2018 R’000	March 31, 2017 R’000

Land and buildings
Within one year	12,324	15,201
One to five years	10,862	20,354
	23,186	35,555

The future minimum lease payments of office equipment and vehicles under non-cancellable operating leases are as follows:

	March 31, 2018 R’000	March 31, 2017 R’000

Office equipment
Within one year	716	853
One to five years	674	495
	1,390	1,348

Vehicles
Within one year	1,585	1,507
One to five years	1,617	1,626
	3,202	3,133

Disclosure of capital commitments
At March 31, the Group had approved, but not yet contracted, capital commitments for:

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Property, plant and equipment	—	—	—
Intangible assets	52,366	56,406	58,036
	52,366	56,406	58,036

 At March 31, the Group had approved and contracted capital commitments for:

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Property, plant and equipment	40,070	11,601	50,074
Intangible assets	18,271	17,046	24,726
	58,341	28,647	74,800

Reconciliation of operating lease commitments to IFRS 16 liability recognized
Reconciliation of operating lease commitments to IFRS 16 liability recognized on April 1, 2018

March 31, 2019 R’000

Operating lease commitments at March 31, 2018	27,778
Discounted using the incremental borrowing rate at April 1, 2018 (2)	25,771
Recognition exemption for:
– Short term leases	(5,010)
– Leases of low value assets	(1,186)
Extension and termination options reasonably certain to be exercised and variable lease payments based on an index or rate	12,529
Lease liabilities recognized at April 1, 2018 (note 20)	32,104

(2) The weighted average lessee’s incremental borrowing rate applied was 6.6%.